Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
NOTE 5:	INTANGIBLE ASSETS, NET

On August 13, 2024, the Company entered into an agreement with SciSparc Ltd. (the “SciSparc”) (NASDAQ “SPRC”) for the purchase of an exclusive, worldwide, royalty-bearing license with respect to intellectual property rights associated with SciSparc’s SCI-160 platform (the “Licensed Patent Rights”), in order to research, develop and commercialize the Licensed Patent Rights in connection with the diagnosis, prevention, and treatment of pain in humans.

Pursuant to the terms of the August 13, 2024 agreement, SciSparc is entitled to up to $3.32 million based on the achievement of certain milestones, including (i) $50,000 upon a successful preclinical safety test, (ii) $100,000 upon first patient enrolled in phase I clinical trial, (iii) $120,000 upon first patient enrolled in Phase 2a clinical trial, (iv) $150,000 upon first patient enrolled in Phase 2b clinical trial, (v) $500,000 upon first patient enrolled in Phase 3 clinical trials, (vi) $800,000 upon approval by the FDA, (vii) $800,000 upon approval by an EU regulatory body, and (viii) $800,000 upon regulatory approval in any additional jurisdiction.

Additionally, SciSparc is eligible to receive royalties, on a country-by-country and product-by-product basis, at a rate of 5%, on aggregate net sales of a product that is based on the Licensed Patent Rights for a period of fifteen years from the date of the first sale of a Licensed Product, on a country-by-country basis, or through the date of expiration of valid claims of any licensed patents with respect to a Licensed Product in such country, if longer.

Furthermore, the Company has the right to sell sublicenses for the Licensed Patent Rights, at any point in time, to any sublicensee that is not involved in legal proceedings against SciSparc and that has equity of at least $5.0 million as per its most recent audited financial statements. In the event of such sublicensing, the Company is required to pay SciSparc 25% of any proceeds generated from such sublicenses (including proceeds from the sale of the sublicense). The other material terms of the sublicense agreement, including with respect to payments to SciSparc by the sublicensee upon the achievement of the aforementioned pre-clinical, clinical trial and regulatory milestones, are required to be consistent with the August 13, 2024 agreement.

In consideration for purchase of the license, the Company issued to SciSparc 213 ordinary shares and additionally committed to issue to SciSparc additional securities in the occurrence of certain events, including the listing of the Company’s shares on a public exchange pursuant to an initial public offering, for a period of two years, such that the value of the aggregate amount of shares and other securities, as applicable, to be issued to SciSparc will be equal to $3,000 thousand based on the price at which such securities are to be offered at such initial public offering. As such, as part of the Company’s IPO, the Company issued 243 pre-funded warrants and 1,369 warrants.

The Company estimated the fair value of its commitment to SciSparc to issue securities as consideration for the patent at $3,000 thousand, as this amount represents the contractual fixed monetary value of the variable number of securities to be issued to SciSparc pursuant to a qualifying IPO event.

The Company estimates the useful life of the license is 10 years.

In accordance with ASC 350, Intangibles—Goodwill and Other, during the second quarter of 2025, as a result of a reductions in Company’s market share price, the Company reassessed the fair value of its intangible asset, which had an aggregate carrying value of $2,884 thousand as of December 31, 2024 and performed an impairment test over its intangible asset. As a result of this test, the Company recognized an impairment loss of $37 thousand.

Amortization expenses for the year ended December 31, 2025 and 2024 amounted to $300 and $116, respectively.

The following table presents the changes in the carrying amount of the Company’s intangible assets for the year ended December 31, 2025:

U.S. dollars in thousands

Balance as of December 31, 2024	$2,884

Amortization	(300)
Impairment	(37)

Balance as of December 31, 2025	$2,547